Parent entity information (Tables)	12 Months Ended
Jun. 30, 2025
Parent Entity Information
Schedule of statement of financial position of the parent

Statement of financial position of the parent

	2025 $	2024 $
Total assets	5,827,095	6,046,882
Total liabilities	(2,001,418)	(2,735,152)
Total equity	3,825,677	3,311,730
Issued capital	53,201,097	48,588,888
Accumulated losses	(50,018,609)	(47,031,608)
Reserves	643,188	1,754,450

Schedule of statement of profit or loss and other comprehensive income of the parent entity

Statement of profit or loss and other comprehensive income of the parent entity

	2025 $	2024 $	2023 $
Loss for the year	(4,314,231)	(1,941,033)	(3,891,586)
Total comprehensive loss for the year	(4,314,231)	(1,941,033)	(3,891,586)